RBC BlueBay U.S. Government Money Market Fund Expense Example - RBC BlueBay U.S. Government Money Market Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	294
Institutional Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	154
Institutional Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,352